Post-employment benefits for associates (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 23,066	$ 22,179	$ 23,210
Plan assets, at fair value	19,810	18,838	20,275
Funded status	(3,256)	(3,341)
Pension plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,136	1,140
Pension plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8,197	7,887
Pension plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,722	2,662
Pension plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	12,147	11,630
Pension plans | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	15,106	14,263
Plan assets, at fair value	14,457	13,470
Funded status	(649)	(793)
Pension plans | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	6,167	5,618
Pension plans | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8,939	8,645
Pension plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	3,552	3,348
Plan assets, at fair value	2,311	2,160
Funded status	(1,241)	(1,188)
Pension plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	670	649
Pension plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	630	653
Pension plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,205	1,131
Pension plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,717	1,564
Pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	4,408	4,568
Plan assets, at fair value	3,042	3,208
Funded status	(1,366)	(1,360)
Pension plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	466	491
Pension plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,400	1,616
Pension plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,517	1,531
Pension plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,491	1,421
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	746	1,073	1,115
Plan assets, at fair value	134	119	$ 162
Funded status	(612)	(954)
Other post-employment benefit plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	612	954
Other post-employment benefit plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	157	295
Other post-employment benefit plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	15	18
Other post-employment benefit plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	574	760
Other post-employment benefit plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	658	1,001
Plan assets, at fair value	134	119
Funded status	(524)	(882)
Other post-employment benefit plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	524	882
Other post-employment benefit plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	121	270
Other post-employment benefit plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	15	18
Other post-employment benefit plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	522	713
Other post-employment benefit plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	88	72
Plan assets, at fair value	0	0
Funded status	(88)	(72)
Other post-employment benefit plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	88	72
Other post-employment benefit plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	36	25
Other post-employment benefit plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Other post-employment benefit plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 52	$ 47